UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21219
Eaton Vance Insured Municipal Bond Fund II
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	June 30, 2006

Item 1. Schedule of Investments

Eaton Vance Insured Municipal Bond Fund II                                                                                 as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 158.2%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 2.5%
$2,210	Long Island Power Authority, NY, Electric Systems Revenue, 4.50%, 12/1/24	$2,125,534
1,600	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	1,623,520
		$3,749,054
Escrowed / Prerefunded — 1.0%
1,250	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (1)	1,540,350
		$1,540,350
General Obligations — 7.4%
4,500	California, 5.25%, 4/1/30	4,624,290
2,215	California, 5.50%, 11/1/33	2,354,368
4,000	New York City, NY, 5.25%, 1/15/33	4,121,440
		$11,100,098
Hospital — 9.5%
1,275	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	1,271,965
3,335	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	3,338,769
400	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	396,340
900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	880,371
750	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	761,122
380	Cuyahoga County, OH, (Cleveland Clinic Health System), 5.50%, 1/1/29	397,385
500	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	512,290
1,000	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.375%, 11/15/35	1,029,110
1,000	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,022,670
4,500	South Miami, FL, Health Facility Authority, (Baptist Health), 5.25%, 11/15/33	4,586,265
		$14,196,287

Insured-Education — 1.5%
$2,325	Pennsylvania HEFA, (Temple University), (MBIA), 4.50%, 4/1/36	$2,199,124
		$2,199,124
Insured-Electric Utilities — 14.8%
2,500	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	2,601,650
22,685	Chelan County, WA, Public Utility District No. 1, (Columbia River), (MBIA), 0.00%, 6/1/23	9,836,897
3,900	JEA, FL, Electric System, (FSA), 5.00%, 10/1/34	3,934,632
3,835	Long Island Power Authority, NY, (FGIC), Variable Rate, 6.59%, 12/1/23 (1)(2)	4,220,993
1,500	Municipal Energy Agency, NE, (Power Supply System), (FSA), 5.00%, 4/1/36	1,524,375
		$22,118,547
Insured-General Obligations — 19.9%
1,600	Alvin, TX, Independent School District, (MBIA), 3.25%, 2/15/27	1,250,000
2,550	Butler County, KS, Unified School District No. 394, (FSA), 3.50%, 9/1/24	2,152,353
1,640	California, (XLCA), Variable Rate, 6.615%, 10/1/28 (1)(2)	1,725,493
1,515	Chicago, IL, (MBIA), 5.00%, 1/1/42	1,522,090
10,000	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/23	4,252,100
6,000	Coast Community College District, CA, (Election of 2002), (FSA), 0.00%, 8/1/33 (3)	1,416,960
4,830	King County, WA, (MBIA), 5.25%, 1/1/34	4,945,630
2,080	Philadelphia, PA, (FSA), Variable Rate, 6.536%, 9/15/31 (1)(2)	2,148,640
770	Phoenix, AZ, (AMBAC), 3.00%, 7/1/28	579,910
5,490	Port Orange, FL, Capital Improvements, (FGIC), 5.00%, 10/1/35	5,593,816
10,000	Washington, (Motor Vehicle Fuel), (MBIA), 0.00%, 12/1/23	4,244,900
		$29,831,892
Insured-Hospital — 4.0%
3,000	Maryland HEFA, (Medlantic/Helix Issue), (FSA), Variable Rate, 7.30%, 8/15/38 (1)(2)	3,760,740
2,455	Washington Health Facilities Authority, (Providence Health Care), (FGIC), 4.50%, 10/1/35	2,283,248
		$6,043,988
Insured-Lease Revenue / Certificates of Participation — 2.9%
4,250	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	4,333,470
		$4,333,470

Insured-Other Revenue — 1.0%
$1,500	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$1,507,440
		$1,507,440
Insured-Private Education — 3.7%
2,500	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	2,957,450
2,500	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,580,475
		$5,537,925
Insured-Public Education — 6.0%
3,500	College of Charleston, SC, Academic and Administrative Facilities, (XLCA), 5.125%, 4/1/30	3,583,580
5,335	University of California, (AMBAC), 5.00%, 9/1/27	5,429,376
		$9,012,956
Insured-Sewer Revenue — 1.7%
2,575	Tacoma, WA, Sewer Revenue, (FGIC), 5.00%, 12/1/31	2,599,823
		$2,599,823
Insured-Special Assessment Revenue — 1.5%
2,165	San Jose, CA, Redevelopment Agency Tax, (MBIA), Variable Rate, 6.615%, 8/1/32 (1)(2)	2,253,440
		$2,253,440
Insured-Special Tax Revenue — 11.2%
2,100	Denver, CO, Convention Center Hotel Authority, (XLCA), 5.00%, 12/1/30	2,136,351
4,000	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (MBIA), 5.25%, 6/15/42	4,143,600
2,500	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	2,426,650
8,000	New York Convention Center Development Corp., (AMBAC), 5.00%, 11/15/44	8,090,320
		$16,796,921
Insured-Transportation — 29.4%
1,000	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	1,001,030
11,900	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/22	5,405,813
12,390	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/24	5,042,111
13,885	Nevada Department of Business and Industry, (Las Vegas Monorail-1st Tier), (AMBAC), 0.00%, 1/1/20	7,174,657
5,000	South Carolina Transportation Infrastructure, (AMBAC), 5.25%, 10/1/31	5,178,050

$10,000	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42 (4)	$10,049,200
10,000	Triborough Bridge and Tunnel Authority, NY, (MBIA), 5.00%, 11/15/32	10,165,800
		$44,016,661
Insured-Utilities — 4.1%
6,000	Philadelphia, PA, Gas Works Revenue, (FSA), 5.00%, 8/1/32	6,087,300
		$6,087,300
Insured-Water and Sewer — 12.6%
2,240	Atlanta, GA, Water and Sewer, (FGIC), 5.00%, 11/1/38 (5)	2,246,048
4,895	Atlanta, GA, Water and Wastewater, (MBIA), 5.00%, 11/1/39	4,940,279
8,155	Birmingham, AL, Waterworks and Sewer Board, (MBIA), 5.00%, 1/1/37	8,274,715
1,950	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 5.00%, 6/15/38	1,975,682
1,275	Pittsburgh, PA, Water and Sewer Authority, (AMBAC), Variable Rate, 6.915%, 12/1/27 (1)(2)	1,392,262
		$18,828,986
Insured-Water Revenue — 21.9%
2,330	Contra Costa, CA, Water District, (FSA), Variable Rate, 6.616%, 10/1/32 (1)(2)	2,443,867
3,450	Detroit, MI, Water Supply System, (MBIA), Variable Rate, 6.41%, 7/1/34 (1)(2)	3,568,818
6,500	Los Angeles, CA, Department of Water and Power, Water Revenue, (FGIC), 5.00%, 7/1/43	6,574,555
6,500	Massachusetts Water Resource Authority, (AMBAC), 4.00%, 8/1/40	5,399,745
7,000	Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/36	7,129,430
2,870	San Antonio, TX, Water Revenue, (FGIC), 5.00%, 5/15/23	2,940,200
4,610	Texas Southmost Regional Water Authority, (MBIA), 5.00%, 9/1/32	4,662,093
		$32,718,708
Special Tax Revenue — 1.6%
750	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	775,965
1,480	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	1,559,654
		$6,574,555
Total Tax-Exempt Investments — 158.2% (identified cost $230,537,428)		$236,808,589
Other Assets, Less Liabilities — 0.2%		$343,046
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.4)%		$(87,499,447)
Net Assets Applicable to Common Shares — 100.0%		$149,652,188

AGC	—	Assured Guaranty Corp.

AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2006, 83.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 33.5% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of the securities is $23,054,603 or 15.4% of the Fund’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.
(3)	When-issued security.
(4)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Appreciation
09/06	525 U.S. Treasury Bond	Short	$(56,016,909)	$(55,994,531)	$22,378

At June 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$230,378,258
Gross unrealized appreciation	$7,493,262
Gross unrealized depreciation	(1,062,931)
Net unrealized appreciation	$6,430,331

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Municipal Bond Fund II

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	August 28, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	August 28, 2006